Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY ADVISOR SERIES I
Prospectus Date	rr_ProspectusDate	Jan. 28, 2017
11.30 Fidelity Real Estate High Income Fund - PRO-02 | Fidelity® Real Estate High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® Real Estate High Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks a high level of current income. As a secondary objective, the fund also seeks growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the fund also seeks growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sell All Shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of the fund's assets in real estate related investments of all types.
  Investing primarily in real estate related instruments of domestic and foreign issuers, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Normally investing at least 65% of total assets in commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; and preferred stock of real estate investment trusts.
  Normally investing at least 90% of net assets in commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; preferred stock of real estate investment trusts; U.S. Government securities; cash equivalents; and related futures and options.
  Normally investing more than 25% of total assets in securities and instruments backed by real estate and real estate mortgages and securities of companies engaged in the real estate business, including interests in real estate investment trusts.
  Investing the fund's assets without limitation in lower-rated securities and non-rated securities of lower quality.
  In selecting investments, analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer or the underlying assets, as well as using fundamental analysis of each issuer's financial condition.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Normally investing more than 25% of total assets in securities and instruments backed by real estate and real estate mortgages and securities of companies engaged in the real estate business, including interests in real estate investment trusts.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The fund may be appropriate for aggressive institutional investors who understand the potential risks and rewards of investing in real estate related securities, particularly lower-quality securities, and are willing to accept the greater price movements and credit risks of these securities.

  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Real Estate Industry Concentration. Changes in real estate values or economic downturns can have a significant negative effect on issuers in the real estate industry. The value of securities of issuers in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.61%	September 30, 2009
Lowest Quarter Return	-27.37%	December 31, 2008

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

11.30 Fidelity Real Estate High Income Fund - PRO-02 | Fidelity® Real Estate High Income Fund | Fidelity Real Estate High Income Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.71%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual operating expenses	rr_ExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	255
5 years	rr_ExpenseExampleYear05	444
10 years	rr_ExpenseExampleYear10	$ 990
2007	rr_AnnualReturn2007	(3.59%)
2008	rr_AnnualReturn2008	(36.68%)
2009	rr_AnnualReturn2009	28.75%
2010	rr_AnnualReturn2010	25.71%
2011	rr_AnnualReturn2011	8.40%
2012	rr_AnnualReturn2012	18.41%
2013	rr_AnnualReturn2013	5.95%
2014	rr_AnnualReturn2014	9.45%
2015	rr_AnnualReturn2015	2.84%
2016	rr_AnnualReturn2016	2.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.37%)
11.30 Fidelity Real Estate High Income Fund - PRO-02 | Fidelity® Real Estate High Income Fund | Return Before Taxes | Fidelity Real Estate High Income Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate High Income Fund
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.52%
Past 5 years	rr_AverageAnnualReturnYear05	7.68%
Past 10 years	rr_AverageAnnualReturnYear10	4.48%
11.30 Fidelity Real Estate High Income Fund - PRO-02 | Fidelity® Real Estate High Income Fund | After Taxes on Distributions | Fidelity Real Estate High Income Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate High Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	0.50%
Past 5 years	rr_AverageAnnualReturnYear05	5.13%
Past 10 years	rr_AverageAnnualReturnYear10	1.74%
11.30 Fidelity Real Estate High Income Fund - PRO-02 | Fidelity® Real Estate High Income Fund | After Taxes on Distributions and Sales | Fidelity Real Estate High Income Fund-Default
Risk/Return:	rr_RiskReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Fidelity® Real Estate High Income Fund
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.41%
Past 5 years	rr_AverageAnnualReturnYear05	4.82%
Past 10 years	rr_AverageAnnualReturnYear10	2.19%
11.30 Fidelity Real Estate High Income Fund - PRO-02 | Fidelity® Real Estate High Income Fund | Bloomberg Barclays U.S. CMBS ex AAA Index(reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 year	rr_AverageAnnualReturnYear01	4.57%
Past 5 years	rr_AverageAnnualReturnYear05	4.96%
Past 10 years	rr_AverageAnnualReturnYear10	(0.78%)